EQUITY INVESTMENTS (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
SCHEDULE OF EQUITY INVESTMENTS

Equity investments consisted of the following:

	As of
	March 31, 2025	June 30, 2024
Investment in Ningbo Meishan Bonded Logistics Park Sharing Huixin Venture Capital Partnership (Limited Partnership) (“Ningbo Huixin LP”)	$138,125	$138,003
Investment in Chongqing Xiangyou Xingjie Private Equity Investment Fund Partnership (Limited Partnership) (“Chongqing Xiangyou LP”)	1,386,813	1,385,456
Investment in Wuhan Huiyu Technology Co., Ltd. (“Wuhan Huiyu”)	297,060	303,627
Investment in Beijing Jiaqiwan Technology Co., Ltd. (“Beijing Jiaqiwan”)	165,360	165,120
Total equity investment	$1,987,358	$1,992,206

Gamehaus Inc [Member]
SCHEDULE OF EQUITY INVESTMENTS

Equity investments consisted of the following:

	As of June 30,
	2024	2023
Investment in Ningbo Meishan Bonded Logistics Park Sharing Huixin Venture Capital Partnership (Limited Partnership) (“Ningbo Huixin LP”)	$138,003	$138,406
Investment in Chongqing Xiangyou Xingjie Private Equity Investment Fund Partnership (Limited Partnership) (“Chongqing Xiangyou LP”)	1,385,456	1,415,561
Investment in Wuhan Huiyu Technology Co., Ltd. (“Wuhan Huiyu”)	303,627	281,765
Investment in Beijing Jiaqiwan Technology Co., Ltd. (“Beijing Jiaqiwan”)	165,120	165,487
Total equity investment	$1,992,206	$2,001,219